STATEMENT OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Revenue	$ 0
Operating expenses
Research and development	241,933
General and administrative expenses	341,916
Total operating expenses	583,849
Loss from operations	(583,849)
Other income
Grant income	137,500
Total other income	137,500
Net loss	$ (446,349)
Akoustis Technologies, Inc. [Member]
Revenue		$ 0
Operating expenses
Research and development		0
General and administrative expenses		26,078
Total operating expenses		26,078
Loss from operations		(26,078)
Other income
Grant income		0
Total other income		0
Net loss		$ (26,078)
Net loss per common share - basic and diluted		$ 0.00
Weighted average common shares outstanding -basic and diluted		12,007,448
Proforma Adjustments [Member]
Revenue		$ 0
Operating expenses
Research and development		0
General and administrative expenses		150,000
Total operating expenses		150,000
Loss from operations		(150,000)
Other income
Grant income		0
Total other income		0
Net loss		(150,000)
As Adjusted [Member]
Revenue		0
Operating expenses
Research and development		241,933
General and administrative expenses		517,994
Total operating expenses		759,927
Loss from operations		(759,927)
Other income
Grant income		137,500
Total other income		137,500
Net loss		$ (622,427)
Net loss per common share - basic and diluted		$ (0.05)
Weighted average common shares outstanding -basic and diluted		12,131,115